CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary share [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income (losses) [Member]	Equity attributable to China Biologic Products Holdings, Inc. [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2016	$ 2,943	$ 105,459,610	$ (56,425,094)	$ 438,483,401	$ (25,320,271)	$ 462,200,589	$ 58,936,234	$ 521,136,823
Balance (in shares) at Dec. 31, 2016	29,427,609
Net income	$ 0	0	0	67,943,035	0	67,943,035	14,292,924	82,235,959
Other comprehensive income	0	0	0	0	33,277,575	33,277,575	3,583,819	36,861,394
Dividend declared to a noncontrolling interest shareholder	0	0	0	0	0	0	(10,680,008)	(10,680,008)
Share-based compensation	0	33,903,283	0	0	0	33,903,283	0	33,903,283
Ordinary share issued in connection with:
Exercise of stock options	$ 9	867,537	0	0	0	867,546	0	$ 867,546
Exercise of stock options (in shares)	85,242							85,242
Vesting of restricted shares	$ 35	(35)	0	0	0	0	0	$ 0
Vesting of restricted shares (in shares)	353,694
Balance at Dec. 31, 2017	$ 2,987	140,230,395	(56,425,094)	506,426,436	7,957,304	598,192,028	66,132,969	664,324,997
Balance (in shares) at Dec. 31, 2017	29,866,545
Net income	$ 0	0	0	128,056,302	0	128,056,302	19,910,813	147,967,115
Other comprehensive income	0	0	0	0	(53,668,005)	(53,668,005)	(7,115,824)	(60,783,829)
Dividend declared to a noncontrolling interest shareholder	0	0	0	0	0	0	(10,145,395)	(10,145,395)
Share-based compensation	0	23,130,570	0	0	0	23,130,570	0	23,130,570
Issuance of ordinary shares in private placement	$ 585	590,264,415				590,265,000		590,265,000
Issuance of ordinary shares in private placement (Shares)	5,850,000
Issuance of ordinary shares to PWM in exchange for 80% equity interest of TianXinFu	$ 552	434,888,618				434,889,170	53,871,002	488,760,172
Issuance of ordinary shares to PWM in exchange for 80% equity interest of TianXinFu (Shares)	5,521,000
Ordinary share issued in connection with:
Exercise of stock options	$ 12	1,184,522	0	0	0	1,184,534	0	$ 1,184,534
Exercise of stock options (in shares)	121,945							121,945
Vesting of restricted shares	$ 26	(26)	0	0	0	0	0	$ 0
Vesting of restricted shares (in shares)	256,830
Balance at Dec. 31, 2018	$ 4,162	1,189,698,494	(56,425,094)	634,482,738	(45,710,701)	1,722,049,599	122,653,565	1,844,703,164
Balance (in shares) at Dec. 31, 2018	41,616,320
Net income	$ 0	0	0	138,807,748	0	138,807,748	24,587,438	163,395,186
Other comprehensive income	0	0	0	0	(17,483,788)	(17,483,788)	(2,892,798)	(20,376,586)
Dividend declared to a noncontrolling interest shareholder	0	0	0	0	0	0	(10,124,707)	(10,124,707)
Share-based compensation	0	26,600,015	0	0	0	26,600,015	0	26,600,015
Acquisition of noncontrolling interests		(58,636,048)			(5,226,919)	(63,862,967)	(55,086,233)	(118,949,200)
Share repurchase			(111,007,789)			(111,007,789)		(111,007,789)
Ordinary share issued in connection with:
Exercise of stock options	$ 5	611,769	0	0	0	611,774	0	$ 611,774
Exercise of stock options (in shares)	49,900							49,900
Vesting of restricted shares	$ 24	(24)	0	0	0	0	0	$ 0
Vesting of restricted shares (in shares)	244,481
Balance at Dec. 31, 2019	$ 4,191	$ 1,158,274,206	$ (167,432,883)	$ 773,290,486	$ (68,421,408)	$ 1,695,714,592	$ 79,137,265	$ 1,774,851,857
Balance (in shares) at Dec. 31, 2019	41,910,701